SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                          VARIABLE SEPARATE ACCOUNT
                  Polaris II Platinum Series Variable Annuity

                        VARIABLE ANNUITY ACCOUNT SEVEN
               Polaris II A-Class Platinum Series Variable Annuity

         THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                          FS VARIABLE SEPARATE ACCOUNT
                           Polaris II Variable Annuity
               Polaris II A-Class Platinum Series Variable Annuity
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AMERICAN GENERAL LIFE INSURANCE COMPANY ("AGL") AND THE UNITED STATES LIFE
INSURANCE COMPANY IN THE CITY OF NEW YORK ("US LIFE") IS AMMENDING THE PROSPECTUS FOR THE PURPOSE OF ADDING THE FOLLOWING INFORMATION.

The information below is important to you if you purchased a contract between MAY 1, 2006 and MAY 31, 2009 and you elected the MarketLock living benefit. As described in the prospectus you received when you purchased the contract, the initial MAV Evaluation Period ends after the seventh contract year. On or about your seventh contract anniversary you had an opportunity to extend the MAV Evaluation Period (the "Extension") for an additional seven years. If you elected the first Extension, you will have the opportunity to elect a second Extension on or about your fourteenth contract anniversary. In choosing the second Extension, your fee will change as detailed below. No other parameters or terms of your current living benefit will change as a result of the second Extension.

If you do not wish to elect the second Extension, no further action is required by you. Your living benefit will continue without change. You will continue to pay the same fee and can take the Maximum Annual Withdrawal Amount in effect at the end of the MAV Evaluation Period. However, your MAV Benefit Base will no longer be adjusted for higher anniversary values. Please note that if you did not elect the first Extension when it as offered, you will not be permitted to extend the MAV Evaluation Period at this time. If you do not elect this second Extension, you will not be eligible for any subsequent Extension in the future.

As with all important financial decisions, we recommend that you discuss this with your financial representative.

For information on the MarketLock living benefit you elected at the time of purchase, PLEASE SEE THE MARKETLOCK SECTION UNDER OPTIONAL LIVING BENEFITS IN THE PROSPECTUS. If you do not have a prospectus, you can call our Annuity Service Center at (800) 445-7862 and we will provide one to you. If you elect the second Extension, we will send you a new contract endorsement.

HOW DO I ELECT THE SECOND EXTENSION?

If you are eligible for the second Extension because you previously elected the first Extension and wish to elect the second Extension, you must complete the Election Form you will receive. The terms of the second Extension for contracts issued between May 1, 2006 and May 31, 2009 are detailed below. The MAV Evaluation Period may be extended for an additional 7-year period.

As a reminder, the MAV Evaluation Period refers to the period of time over which we consider anniversary values. These components are used to calculate the MAV Benefit Base, which determines your Maximum Annual Withdrawal Amount.

WHAT IS THE FEE IF I ELECT THE SECOND EXTENSION?

If you elect the second Extension, the fee for the living benefit will be as follows:

--------------------------------------- ---------------------------------------
CURRENT ANNUALIZED FEE AFTER FIRST       ANNUALIZED FEE AFTER SECOND EXTENSION
EXTENSION (CALCULATED AS A PERCENTAGE    (CALCULATED AS A PERCENTAGE OF THE
OF THE MAV BENEFIT BASE)                 MAV BENEFIT BASE)
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                0.75%                                    0.95%
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As a reminder, you also have the option to cancel your MarketLock living benefit on your seventh anniversary, or any anniversary thereafter. If you elect to cancel your living benefit, you will no longer receive the guarantees of the MarketLock living benefit and you will no longer be charged the fee.


Dated:  April 1, 2020

             Please keep this Supplement with your Prospectus